FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, May 22, 2007

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      403 5275.000 SH       SOLE                  975.000          4300.000
AT&T                           COM              00206R102    11758 298194.000SH      SOLE               263396.000         34798.000
AllianceBernstein Holding LP   COM              01881G106      348 3930.000 SH       SOLE                 2480.000          1450.000
Allstate Corp.                 COM              020002101    10148 168960.000SH      SOLE               149740.000         19220.000
American International Group   COM              026874107     3570 53115.000SH       SOLE                48465.000          4650.000
Anadarko Petroleum Corp        COM              032511107     8283 192724.000SH      SOLE               174344.000         18380.000
Atmel Corp.                    COM              049513104     4359 866630.000SH      SOLE               759670.000        106960.000
Avnet Inc.                     COM              053807103      423 11700.000SH       SOLE                11700.000
BP PLC-Spons ADR               COM              055622104      384 5930.576 SH       SOLE                 4984.576           946.000
Bank of America Corp           COM              060505104     1090 21372.000SH       SOLE                21372.000
Bard, C.R.                     COM              067383109      292 3678.000 SH       SOLE                 3678.000
Barrick Gold Corp.             COM              067901108     5810 203490.000SH      SOLE               193740.000          9750.000
Berkshire Hathaway Cl B        COM              084670207      411  113.000 SH       SOLE                   45.000            68.000
Bristol Myers Squibb           COM              110122108      225 8100.000 SH       SOLE                 7000.000          1100.000
CBS Corp-New CL B              COM              124857202     7305 238794.000SH      SOLE               212504.000         26290.000
CIT Group                      COM              125581108     9642 182195.000SH      SOLE               162440.000         19755.000
Caterpillar Inc.               COM              149123101     8450 126070.158SH      SOLE               113680.158         12390.000
Chevron Corporation            COM              166764100      977 13205.082SH       SOLE                13205.082
Citigroup, Inc.                COM              172967101    10966 213587.000SH      SOLE               187792.000         25795.000
Clorox Company                 COM              189054109     5080 79760.000SH       SOLE                67720.000         12040.000
Coca-Cola Company              COM              191216100     6372 132741.000SH      SOLE               108571.000         24170.000
Coca-Cola Enterprises          COM              191219104     4471 220770.000SH      SOLE               206395.000         14375.000
Colgate Palmolive              COM              194162103      584 8749.000 SH       SOLE                 6749.000          2000.000
Comerica Inc                   COM              200340107      813 13758.000SH       SOLE                 7700.000          6058.000
Conagra Foods Inc.             COM              205887102      648 26000.000SH       SOLE                26000.000
El Paso Corp                   COM              28336L109      861 59500.000SH       SOLE                59500.000
Exxon Mobil Corporation        COM              30231G102     2397 31773.000SH       SOLE                19641.000         12132.000
FedEx Corporation              COM              31428X106    11327 105437.000SH      SOLE                94682.000         10755.000
Fifth Third Bancorp            COM              316773100      238 6161.072 SH       SOLE                 5661.072           500.000
General Electric               COM              369604103    11135 314905.973SH      SOLE               276110.973         38795.000
General Mills                  COM              370334104     8676 149020.000SH      SOLE               130185.000         18835.000
Global SanteFe Corp            COM              G3930E101     2279 36955.000SH       SOLE                34455.000          2500.000
Grainger W.W.                  COM              384802104      351 4550.000 SH       SOLE                  550.000          4000.000
Hewlett Packard Company        COM              428236103    10889 271276.378SH      SOLE               242347.378         28929.000
Honeywell International, Inc.  COM              438516106      229 4981.389 SH       SOLE                 4981.389
IBM                            COM              459200101     3591 38094.743SH       SOLE                31749.743          6345.000
ING Groep N.V.                 COM              456837103      687 16222.000SH       SOLE                16222.000
Idearc Inc.                    COM              451663108    12877 366866.000SH      SOLE               324363.000         42503.000
Infineon Technologies AG       COM              45662N103      456 29300.000SH       SOLE                29300.000
Intel Corp                     COM              458140100      267 13960.000SH       SOLE                10360.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     9457 195471.000SH      SOLE               173926.000         21545.000
Johnson & Johnson              COM              478160104     8753 145258.598SH      SOLE               128918.598         16340.000
King Pharmaceuticals, Inc.     COM              495582108     7031 357430.000SH      SOLE               318880.000         38550.000
Marsh & McLennan               COM              571748102     7921 270440.000SH      SOLE               244290.000         26150.000
McDonalds Corp                 COM              580135101      824 18290.000SH       SOLE                11990.000          6300.000
Medtronic Inc                  COM              585055106      430 8770.000 SH       SOLE                 8170.000           600.000
Mellon Financial Corp          COM              58551A108      216 5000.000 SH       SOLE                 5000.000
Merck & Company                COM              589331107      390 8825.000 SH       SOLE                 2025.000          6800.000
Micron Technology, Inc.        COM              595112103     2917 241500.000SH      SOLE               211250.000         30250.000
Microsoft Corp.                COM              594918104      229 8233.000 SH       SOLE                 7093.000          1140.000
Morgan Stanley                 COM              617446448     2950 37455.000SH       SOLE                34690.000          2765.000
Motorola                       COM              620076109     6842 387220.000SH      SOLE               341050.000         46170.000
Nabors Industries Ltd          COM              G6359F103     6706 226010.000SH      SOLE               206520.000         19490.000
Newmont Mining Corp.           COM              651639106     3917 93275.000SH       SOLE                75975.000         17300.000
Noble Corp                     COM              G65422100     1968 25010.000SH       SOLE                23160.000          1850.000
Oracle Corp.                   COM              68389X105     9286 512198.000SH      SOLE               457823.000         54375.000
Parker Hannifin Corp.          COM              701094104     7001 81110.000SH       SOLE                71835.000          9275.000
PepsiCo                        COM              713448108      354 5576.886 SH       SOLE                 5176.886           400.000
Pfizer                         COM              717081103      530 20975.000SH       SOLE                 2975.000         18000.000
Royal Dutch Shell PLC - Class  COM              780259206      617 9310.000 SH       SOLE                  910.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     8526 127999.993SH      SOLE               112455.993         15544.000
Schering Plough                COM              806605101      370 14501.000SH       SOLE                10201.000          4300.000
Seagate Technology             COM              G7945J104     6461 277285.000SH      SOLE               248430.000         28855.000
Stryker Corp                   COM              863667101     7075 106678.000SH      SOLE                91583.000         15095.000
Sysco Corporation              COM              871829107      478 14115.904SH       SOLE                14115.904
The Bank of New York Company,  COM              064057102     9051 223195.000SH      SOLE               200805.000         22390.000
The Charles Schwab Corp        COM              808513105      209 11414.734SH       SOLE                11414.734
Time Warner Inc.               COM              887317105     6984 354160.000SH      SOLE               326285.000         27875.000
Transocean, Inc.               COM              G90078109     5931 72592.000SH       SOLE                61894.000         10698.000
Travelers Group Inc.           COM              89417E109      827 15970.000SH       SOLE                15970.000
U.S. Bancorp                   COM              902973304     5352 153032.000SH      SOLE               142042.000         10990.000
Verizon Communications         COM              92343V104    10646 280737.000SH      SOLE               247093.000         33644.000
WalMart Stores                 COM              931142103     6815 145152.000SH      SOLE               130607.000         14545.000
Walgreen Co.                   COM              931422109      275 6000.000 SH       SOLE                 6000.000
Wells Fargo & Co.              COM              949746101     7081 205650.000SH      SOLE               181765.000         23885.000
Williams Cos. Inc.             COM              969457100     8474 297755.000SH      SOLE               262785.000         34970.000
Wyeth                          COM              983024100     7260 145112.000SH      SOLE               125232.000         19880.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $339,224